Note 10 - Long-term Debt - Financing Costs Included in Loan Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Balance, Financing Costs	$ 11,396	$ 16,561
Additions	3,022	1,306
Amortization and write-off	(6,277)	(6,471)
Balance, Financing Costs	8,141	$ 11,396
Less: Current portion of financing costs	(2,623)
Financing costs, non-current portion	$ 5,518